Offerings	Jul. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrants to purchase Common Shares
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents warrants to be issued to the Representative of the underwriters to purchase shares of Common Stock equal to 7% of the Common Shares sold in this offering, including any Common Shares issued upon exercise of the underwriters’ over-allotment option. The Representative’s Warrants are exercisable at a per share exercise price equal to 100% of the public offering price per share. Pursuant to Rule 457(g) under the Securities Act, the filing fee is calculated based on the exercise price of the Common Shares underlying the Representative’s Warrants.

No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares underlying the Representative's Warrants
Amount Registered | shares	301,875
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 1,811,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 250.13
Offering Note	Represents warrants to be issued to the Representative of the underwriters to purchase shares of Common Stock equal to 7% of the Common Shares sold in this offering, including any Common Shares issued upon exercise of the underwriters’ over-allotment option. The Representative’s Warrants are exercisable at a per share exercise price equal to 100% of the public offering price per share. Pursuant to Rule 457(g) under the Securities Act, the filing fee is calculated based on the exercise price of the Common Shares underlying the Representative’s Warrants.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.001 per share
Amount Registered | shares	4,312,500
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 25,875,000.00
Amount of Registration Fee	$ 3,573.34
Offering Note	There is no current market for the securities or price at which the shares are being offered. Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Includes (a) 3,750,000 Common Shares to be offered by us pursuant to this offering; and (b) 562,500 Common Shares that the underwriters have the option to purchase to cover over-allotments, if any.

Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, or the Securities Act, we are also registering an indeterminate number of shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, or similar transactions.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rules 457(o) under the Securities Act.

Previously paid in connection with the initial filing of this Registration Statement on Form S-1 (File No. 333-292507) on December 31, 2025.